Document and Entity Information	Nov. 08, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001286139
Document Type	8-K
Document Period End Date	Nov. 08, 2023
Entity Registrant Name	LegalZoom.com, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35618
Entity Tax Identification Number	95-4752856
Entity Address, Address Line One	101 North Brand Boulevard
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91203
City Area Code	(323)
Local Phone Number	962-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	LZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false